Derivative Financial Instruments	12 Months Ended
Dec. 31, 2024
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments
Note 7. Derivative Financial Instruments

In an attempt to mitigate the risks of future increases in interest rates and foreign exchange rates for the servicing of its debt, the Company has entered into derivative contracts in over-the-counter transactions carried out with financial institutions. In 2024 the weighted-average interest rate of the total debt including the impact of interest rate derivatives held by the Company is 5.8% (5.6% and 5.0% in 2023 and 2022, respectively).

An analysis of the derivative financial instruments contracted by the Company at December 31, 2023 and 2024 is as follows:

	At December 31,
	2023				2024
Instrument	Notional amount in millions		Fair Value		Notional amount in millions		Fair Value
Assets:
XCS US Dollar – Mexican Peso	US$	150	Ps.	56,426	US$	2,700	Ps.	8,538,837
XCS US Dollar – Euro	US$	800		257,278	US$	800		582,620
XCS Yen – US Dollar		¥6,500		34,720		—		—
XCS Euro – US Dollar		€152		104,070		—		—
XCS US Dollar – Chilean Peso		—		—	US$	400		1,529,257
Interest Rate Swaps US Dollar – Chilean Peso					US$	392		5,373
Interest Rate Swaps Chilean Peso – US Dollar					CLP$	306,554		12,372
Forwards US Dollar – Mexican Peso	US$	228		12,009		—		—
Forwards Brazilian Real – US Dollar	R$	5,201		407,878		—		—
Forwards Euro – US Dollar		€1,390		573,653		—		—
Total Assets			Ps.	1,446,034			Ps.	10,668,460

	At December 31,
	2023				2024
Instrument	Notional amount in millions		Fair Value		Notional amount in millions		Fair Value
Liabilities:
XCS US Dollar – Mexican Peso	US$	3,140	Ps.	(5,147,566)	US$	2,190	Ps.	(4,076,647)
XCS Mexican Peso – US Dollar		—		—	MXN$	8,094		(254,549)
XCS US Dollar – Euro	US$	150		(276,227)	US$	150		(158,661)
XCS Yen – US Dollar		¥6,500		(270,825)		¥13,000		(493,179)
XCS Pound Sterling – Euro		£640		(1,586,633)		£640		(1,259,750)
XCS Pound Sterling – US Dollar		£1,560		(8,069,567)		£1,560		(11,184,561)
XCS Euro – US Dollar		€825		(1,680,315)		€802		(2,793,689)
Interest Rate Swaps US Dollar – Chilean Peso					US$	385		(19,872)
Interest Rate Swaps Chilean Peso – US Dollar					CLP$	384,948		(12,613)
Forwards US Dollar – Mexican Peso	US$	742		(311,288)		—		—
Forwards Brazilian Real – US Dollar	R$	123		(459)	R$	6,155		(1,401,460)
Forwards Euro – US Dollar		€435		(160,448)		€1,036		(530,728)
Forwards Euro – Mexican Peso		€50		(16,267)		—		—
Call option		€2,020		(376,784)		—		—
Total Liabilities		—	Ps.	(17,896,379)		—	Ps.	(22,185,709)

*Totals may not sum due to rounding
**XCS stands for Cross Currency Swaps

The changes in the fair value of these derivative financial instruments for the years ended December 31, 2022, 2023 and 2024  were equivalent to a loss of Ps. (28,639,687), Ps. (10,268,520) and Ps. (2,141,802), respectively. Such amounts are included in the consolidated statements of comprehensive income as part of the caption “Valuation of derivatives interest cost from labor obligations and other financial items, net”.

The maturities of the notional amount of the derivatives are as follows:

Instrument	Notional amount in millions	2025	2026	2027	2028	2029 Thereafter
Assets
XCS US Dollar – Mexican Peso	US$	—	—	—	—	2,700
XCS US Dollar - Euro	US$	—	—	—	—	800
XCS US Dollar – Chilean Peso	US$	—	223	177	—	—
Interest Rate Swaps US Dollar – Chilean Peso	US$	—	—	392	—	—
Interest Rate Swaps Chilean Peso – US Dollar	CLP$	—	306,554	—	—	—

Liabilities
XCS US Dollar – Mexican Peso	US$	—	—	—	—	2,190
XCS Mexican Peso – US Dollar	MXN$	—	—	—	—	8,094
XCS US Dollar - Euro	US$	—	—	—	—	150
XCS Euro – US Dollar		€—	—	402	400	—
XCS Yen – US Dollar		¥—	—	—	—	13,000
XCS Sterling Pound – Euro		£—	390	—	—	250
XCS Sterling Pound – US Dollar		£—	110	—	—	1,450
Interest Rate Swaps US Dollar – Chilean Peso	US$	—	385	—	—	—
Interest Rate Swaps Chilean Peso – US Dollar	CLP$	—	384,948	—	—	—
Forwards Euro – US Dollar		€1,036	—	—	—	—
Forwards Brazilian Real – US Dollar	R$	6,155	—	—	—	—